Trade and Other Receivables, Prepayments and Contract Assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Receivables, Prepayments and Contract Assets

	2020	2019
	$’000	$’000
Trade receivables (Note 6)	4,674	3,016
Other receivables	8,914	9,826
Prepayments	6,463	4,846
Contract assets	2,378	1,541
VAT (payable) receivable	(63)	3,875

	22,366	23,104

Summary of Significant Changes in Contract Assets
The table below shows significant changes in contract assets:

	2020	2019
	$’000	$’000
Balance, beginning of year	1,541	750
Revenues recognized but not billed	1,511	765
Amounts reclassified to trade receivable	(674)	26

Balance, end of year	2,378	1,541